Earnings Per Share - Additional Information (Detail) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Earnings per share [abstract]
Diluted earnings per share, share options (shares)	36	36	23
Profit for the year	£ 1,734	£ 2,159	£ 2,032
Profit (loss), attributable to non-controlling interests	£ 2	£ 3	£ 4